Income taxes (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deferred tax assets	R$ 13,882	R$ 6,443
Deferred tax assets and deferred tax liabilities	12,575	4,766
Deferred tax liabilities	(1,307)	(1,677)
Braskem [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	16,315	9,590
Deferred tax liabilities	(4,047)	(3,744)
Deferred tax assets and deferred tax liabilities	12,268	5,846
Braskem Argentina [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities		(6)
Deferred tax assets and deferred tax liabilities		(6)
Braskem America [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	494	390
Deferred tax liabilities	(1,767)	(1,364)
Deferred tax assets and deferred tax liabilities	(1,273)	(974)
Braskem Europe [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	24	24
Deferred tax liabilities	(17)	(15)
Deferred tax assets and deferred tax liabilities	7	9
Braskem Green [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	(24)
Deferred tax assets and deferred tax liabilities	(24)
Braskem Holanda [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	355	91
Deferred tax liabilities	(195)	12
Deferred tax assets and deferred tax liabilities	160	103
Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	3,612	1,840
Deferred tax liabilities	(2,284)	(2,531)
Deferred tax assets and deferred tax liabilities	1,328	(691)
Braskem Mexico Servicos [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	14	59
Deferred tax assets and deferred tax liabilities	14	59
Braskem Mexico [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	657	333
Deferred tax liabilities	(654)
Deferred tax assets and deferred tax liabilities	3	333
B And TC [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets		4
Deferred tax liabilities	(10)	(8)
Deferred tax assets and deferred tax liabilities	(10)	(4)
Cetrel [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets		34
Deferred tax liabilities		(4)
Deferred tax assets and deferred tax liabilities		30
DAC [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets		25
Deferred tax liabilities		(2)
Deferred tax assets and deferred tax liabilities		23
ER Plastic [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	5
Deferred tax assets and deferred tax liabilities	5
Terminal Quimica [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	56	13
Deferred tax assets and deferred tax liabilities	56	13
Voqen [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	16
Deferred tax liabilities		(2)
Deferred tax assets and deferred tax liabilities	16	(2)
Wise [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	28	30
Deferred tax liabilities	(3)	(3)
Deferred tax assets and deferred tax liabilities	25	27
Total [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	21,576	12,433
Deferred tax liabilities	(9,001)	(7,667)
Deferred tax assets and deferred tax liabilities	R$ 12,575	R$ 4,766